CONVERTIBLE NOTES AND WARRANTS (Tables)	12 Months Ended
Dec. 31, 2025
SCHEDULE OF FUTURE CONTRACTUAL PAYMENT	The future contractual payment of 2025 convertible note as of December 31, 2025, are as follows:
Year	As of December 31, 2025
2026	2,246,400
2027	2,745,600
4,992,000

SCHEDULE OF FAIR VALUE ASSUMPTION

The Earnout Shares were valued using the following assumptions under the Monte Carlo Model that assumes optimal exercise of the Company’s redemption option at the earliest possible date:

Market price of public stock	$97.4
Expected term (years)	8 years
Volatility	60.00%
Risk-free interest rate	4.25%
Dividend rate	0.00%

Warrant [Member]
SCHEDULE OF FAIR VALUE ASSUMPTION
Assumptions
Fair value of Common Stock as of December 23, 2025	$3.04
Exercise Price	$5.84
Risk-free interest rate	3.78%
Contractual terms (years)	5.5
Volatility	75%
Dividend Yield	0%